INCOME TAXES - Schedule of income tax provision (Details) - CIK 0001822935 Healthcare Capital Corp - USD ($)		4 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Federal
Deferred	$ (313,432)	$ (289)
Change in valuation allowance	$ 313,432	$ 289